Fair Value Measurements (Reinsurance) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012
Reinsurance Recoverable [Member] | Guaranteed Withdrawal Benefits [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	$ 3,073	$ 1,081	[1]	$ 3,073
Total realized/unrealized gains (losses) included in net income	(2,373)	(1,856)	[1],[2],[3]
Total realized/unrealized gains (losses) included in OCI	0	0	[1],[4]
Purchases	0	0	[1]
Settlements	(381)	310	[1]
Sales	0	0	[1]
Transfers into Level 3	0	0	[1],[5]
Transfers out of Level 3	0	0	[1],[5]
Fair value, Ending Balance		(465)	[1]	1,081	[1]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period		(1,856)	[1],[3],[6]	(2,373)
Limited Partnerships and Other Alternative Investments [Member] | Guaranteed Withdrawal Benefits [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	0 [1]	150	[1]	0	[1]
Total realized/unrealized gains (losses) included in net income		(5)	[2],[3]	(11)	[1],[2],[3]
Total realized/unrealized gains (losses) included in OCI		0	[4]	0	[1],[4]
Purchases		64		26	[1]
Settlements		0		0	[1]
Sales		(9)		0	[1]
Transfers into Level 3		0	[5]	135	[1],[5]
Transfers out of Level 3		(146)	[5]	0	[1],[5]
Fair value, Ending Balance		54		150	[1]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period		(5)	[3],[6]	(11)	[1],[3],[6]
Separate Accounts [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	1,031	583		1,031
Total realized/unrealized gains (losses) included in net income		23	[2],[3]	37	[2],[3]
Total realized/unrealized gains (losses) included in OCI		0	[4]	0	[4]
Purchases		250		252
Settlements		(2)		(1)
Sales		(88)		(476)
Transfers into Level 3		45	[5]	443	[5]
Transfers out of Level 3		(74)	[5]	(703)	[5]
Fair value, Ending Balance		737		583
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period		21	[3],[6]	28	[3],[6]
UNITED STATES | Reinsurance Recoverable [Member] | Guaranteed Withdrawal Benefits [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Total realized/unrealized gains (losses) included in OCI	$ (231)

[1]	Includes fair value of reinsurance recoverables of approximately $495 and $900 as of December 31, 2013 and 2012, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 13 - Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.
[2]	The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[3]	All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.
[4]	All amounts are before income taxes and amortization of DAC.
[5]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.
[6]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).